Property, Equipment and Software, Net (Details Narrative) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 10,254	$ 6,655	$ 29,882	$ 21,578	$ 10,258
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Impairment			1,100	600	500
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense			$ 25,100	$ 16,200	$ 6,400
Impairment	$ 9,100	$ 5,400